ACQUISITION OF CALLVERSO LTD. ("CALLVERSO") (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITION OF CALLVERSO LTD. ("CALLVERSO")
Summary of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed as of the Closing Date:

Current assets	$152
Technology	1,958
Customer relationships	201

Total identifiable assets acquired	2,311

Current liabilities	(152)
Deferred tax liability	(497)

Total identifiable liabilities assumed	(649)

Net identifiable assets acquired	1,662
Goodwill	1,338

Net assets acquired	$3,000